As filed with the Securities and Exchange Commission on December 9, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21964

Rochdale Core Alternative Strategies Fund TEI LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, NY 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, NY 10022-6837
(Name and address of agent for service)

800-245-9888
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

Item 1. Reports to Stockholders.

Rochdale Core Alternative Strategies
Fund TEI LLC and Subsidiary

Consolidated Financial Statements

September 30, 2009

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Financial Statements

September 30, 2009

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statement of Assets, Liabilities and Members' Capital

September 30, 2009 (Unaudited)

ASSETS
Investment in Rochdale Core Alternative Strategies Master Fund LLC	$34,977,958
Fund investments made in advance	2,738,000
Prepaid expenses	5,446

Total Assets	37,721,404

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Payable to Adviser	4,140
Contributions received in advance	2,738,000
Incentive fee payable	5,532
Professional fees payable	24,863
Investor servicing fee payable	21,417
Accrued expenses and other liabilities	9,136

Total Liabilities	2,803,088

Total Members' Capital	$34,918,316

See notes to financial statements
2

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statement of Operations

Six Months Ended September 30, 2009 (Unaudited)

NET INVESTMENT LOSS ALLOCATED FROM
ROCHDALE CORE ALTERNATIVE STRATEGIES
MASTER FUND LLC
Interest income	$4,967
Expenses	(284,630)

Net Investment Loss Allocated	(279,663)

FUND EXPENSES
Administration fees	2,571
Registration fees	9,568
Professional fees	27,224
Investor servicing fees	42,024
Performance fees	5,532
Custody fees	600
Other expenses	1,362
Total Fund Expenses	88,881

Add expenses recouped (see note 3)	10,218

Net Fund Expenses	99,099

Net Investment Loss	(378,762)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM ROCHDALE CORE ALTERNATIVE STRATEGIES
MASTER FUND LLC
Net realized loss on investments	(970,102)
Net change in unrealized appreciation/depreciation on investments	3,558,639

Net Realized and Unrealized Gain on Investments	2,588,537

Net Increase in Members' Capital Resulting From Operations	$2,209,775

See notes to financial statements
3

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statements of Changes in Members' Capital

	Six Months Ended September 30, 2009(1)	Year Ended March 31, 2009
FROM OPERATIONS
Net investment loss	$(378,762)	$(716,121)
Net realized loss on investments	(970,102)	(949,737)
Net change in unrealized appreciation/depreciation on investments	3,558,639	(2,604,794)

Net Increase (Decrease) in Members' Capital Resulting From Operations	2,209,775	(4,270,652)

INCREASE FROM TRANSACTIONS IN MEMBERS' CAPITAL
Proceeds from sales of members' interests	910,047	6,330,589
Payments for purchases of members' interests	(834,338)	-
Net Proceeds of Members' Interests	75,709	6,330,589

Total Increase in Members' Capital	2,285,484	2,059,937

MEMBERS' CAPITAL
Beginning of period	32,632,832	30,572,895

End of period	$34,918,316	$32,632,832

(1) Unaudited.

See notes to financial statements
4

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Consolidated Statement of Cash Flows

Six Months Ended September 30, 2009 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital resulting from operations	$2,209,775
Adjustments to reconcile net increase in members' capital resulting from operations to net cash from operating activities
Net change in unrealized appreciation/depreciation on investments	(3,558,639)
Realized loss on investments	970,102
Purchases of investments in Master Fund	(910,047)
Sales of investments in Master Fund	834,338
Net investment loss allocated from Master Fund	279,663
Expenses paid by the Master Fund	70,932
Changes in operating assets and liabilities
Fund investment made in advance	(2,718,000)
Prepaid expenses	8,227
Incentive fee payable	5,532
Payable to adviser	(1,937)
Contributions received in advance	2,718,000
Professional fees payable	6,560
Investor servicing payable	1,110
Accrued expenses and other liabilities	8,675

Net Cash from Operating Activities	(75,709)

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions	910,047
Capital withdrawals	(834,338)
Net Cash Flows	75,709

Net Change in Cash and Cash Equivalents	-

CASH AND CASH EQUIVALENTS
Balance at beginning of period	-

Balance at end of period	$-

See notes to financial statements
5

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements (Unaudited)

1.	Organization

Rochdale Core Alternative Strategies Fund TEI LLC (the “TEI Fund”) and its subsidiary, Rochdale Core Alternative Strategies Fund (Cayman) LDC (the "Offshore Fund") together constitute the "Fund".  The TEI Fund is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The TEI Fund’s investment objective is to seek long-term growth of principal across varying market conditions with low volatility. “Low volatility” in this objective means the past monthly net asset value fluctuations of the TEI Fund net asset value that is no greater than the rolling 10-year annualized standard deviation of the monthly ups and downs of the higher of: (1) the return of the Lehman Brothers Aggregate Bond Index plus 3% or (2) half of the return of the Standard & Poor’s 500-stock Index.  The TEI Fund commenced investment operations on July 1, 2007.

The TEI Fund invests substantially all of its investable assets in the Offshore Fund, a Cayman Islands limited duration company with the same investment objective as the TEI Fund.  The Offshore Fund in turn invests substantially all of its investable assets in Rochdale Core Alternative Strategies Master Fund LLC (the “Master Fund”), a registered investment company with the same investment objective as the Offshore Fund and the TEI Fund. The Offshore Fund serves solely as an intermediate entity through which the TEI Fund invests in the Master Fund.  The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investible assets.  Rochdale Investment Management LLC (the “Manager”, "Adviser" or “Rochdale”) is the investment adviser to the Master Fund.  The Manager is also the adviser to Rochdale Core Alternative Strategies Fund, LLC, which also invests all of its investable assets with the Master Fund.  The Manager delegates sub-investment advisory responsibilities to AIG Global Investment Corp. (the “Sub-Adviser”) with respect to the Master Fund.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the TEI Fund’s financial statements.  At September 30, 2009, the TEI Fund's beneficial ownership the Master Fund's net assets was 64.90%.

The TEI Fund reserves the right to reject any subscriptions for Interests in the TEI Fund.  Generally, initial and additional subscriptions for investment (or "Member Interests") in the TEI Fund by eligible members may be accepted at such times as the TEI Fund may determine.  Each member must be a qualified investor and subscribe for a minimum initial investment in the TEI Fund of $25,000.  Additional investments in the Fund must be made in a minimum amount of $10,000.  Brokers selling the TEI Fund may establish higher minimum investment requirements than the TEI Fund.  The TEI Fund from time to time may offer to repurchase member interests in the Fund at such times and on such terms as may be determined by the TEI Fund's Board in its complete and absolute discretion.  TEI Fund interests must be held for twelve months after initial purchase.

6

Rochdale Core Aternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements (Unaudited)

1.	Organization (continued)

Members must hold Units for at least six months before being eligible to request that the TEI Fund repurchase Units during a tender offer.  If no such request is made, Members must hold Units for a second six-month period before submitting an initial request.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

Fair Value

The TEI Fund adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards had no material impact on the Fund’s financial statements. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

The fair value hierarchy prioritizes the inputs used in valuation techniques and creates the following three broad levels, with Level 1 being the highest priority:

Level 1 Inputs
Level 1 inputs are exchange traded or quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. These standards require entities to measure fair value using exchange traded or quoted market prices whenever available, unless the active market is not readily available to the entity (for example the entity holds a large block), in which case a Level 2 or Level 3 valuation methodology may be appropriate.

Level 2 Inputs
Level 2 inputs are inputs other than exchange traded or quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly with fair value being determined through the use of models or other valuation methodologies.

7

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements (Unaudited)

Level 3 Inputs

Level 3 inputs are unobservable inputs for the asset or liability and are used to the extent that observable inputs do not exist. Level 3 inputs require significant management judgment and estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

2.	Significant Accounting Policies (continued)

For the six months ended September 30, 2009, the TEI Fund’s investment consisted entirely of an investment in the Master Fund. The fair value hierarchy of the Master Fund is disclosed in the notes to the Master Fund’s financial statements, included elsewhere in this report.

The credit and liquidity crisis in the United States has resulted in substantial volatility in the global financial markets.  Consequently, the value of the TEI Fund’s individual investments have and will fluctuate in response to changing market conditions.  The amount of losses, if any that will be recognized in subsequent periods, cannot be determined.

Portfolio Valuation

The net asset value of the TEI Fund is determined as of the close of business at the end of each month. The net asset value of the TEI Fund equals the value of the assets of the TEI Fund, respectively, less liabilities, including accrued fees and expenses.

The TEI Fund's investment in the Master Fund represents substantially all of the TEI Fund's assets.  All investments owned are carried at fair value which is the portion of the net asset value of the Master Fund held by the TEI Fund.

The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are an integral part of these financial statements.

Income Recognition and Security Transactions

Interest income is recorded on an accrual basis.  Investments are recorded on the effective date of the subscription in the Master Fund.  The TEI Fund, as an investor in the Master Fund, recognizes its share of the income, realized and unrealized gains and losses of the Master Fund.

8

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements (Unaudited)

2.	Significant Accounting Policies(continued)

Organization Expenses

Expenses incurred by the TEI Fund in connection with the organization were expensed as incurred.  The Manager has agreed to reimburse the Master Fund for these expenses, subject to potential recovery, see Note 3. All reimbursements are recorded by the TEI Fund through an allocation from the Master Fund.  Also reflected in the TEI Fund’s organizational expenses were its pro-rata share of the expenses incurred in connection with the organization of the Master Fund.

Fund Expenses

The expenses of the TEI Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; costs of computing the TEI Fund’s net asset value; costs of insurance; registration expenses, expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.  The TEI Fund, as an investor in the Master Fund, recognizes its share of the fees and expenses of the Master Fund.

Income Taxes

The Fund's tax year end is December 31.  The TEI Fund is treated as a partnership for Federal income tax purposes, whereby each member of the TEI Fund is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss.  Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

Effective September 30, 2007 the TEI Fund adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The TEI Fund’s accounting policy is to provide for liabilities due to uncertain tax positions when such liability is both probable and subject to reasonable estimation.  Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect its liquidity or future cash flows, or its treatment as a flow through entity, pursuant to relevant income tax regulations.  As of September 30, 2009, the TEI Fund’s tax years since inceptions remain open and subject to examination by relevant taxing authorities

Distribution Policy

The TEI Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members.  The amount and frequency of distributions, if any, will be at the sole discretion of the Board.

9

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements (Unaudited)

2.	Significant Accounting Policies(continued)

Capital Accounts

The initial seeding of the Fund occurred on January 30, 2007.  The financial statements presented "Net Asset Value per Unit" amounts to reflect the seed money contributed.  At July 1, 2007, the Commencement of Operations, the TEI Fund revised the presentation to show only the total balances of membership interests for all members ("Members' Interests").  Net profits or net losses of the TEI Fund for each month are allocated to the capital accounts of members as of the last day of each month in accordance with members' respective investment percentage in the TEI Fund.  Net profits or net losses are measured as the net change in the value of the net assets of the TEI Fund during each month, before giving effect to any repurchases of interest in the TEI Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the TEI Fund, other than in accordance with the each members' respective investment percentage.

Prior to the end of each quarter and year end, the TEI Fund receives member contributions with an effective subscription date of the first day of the following month. These contributions are held by the Master Fund and have an effective investment date of first day of the following month. The Master Fund, in turn, makes contributions to certain Investment Funds, which have effective subscription dates of the first day of the following month.  These amounts are reported as "Contributions received in advance" and "Investments made in advance", respectively.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.  Actual results could differ from those estimates.

Consolidation

The financial statements of the TEI Fund includes the Offshore Fund, its wholly owned subsidiary.  All inter-company transactions have been eliminated in consolidation.

10

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements (Unaudited)

2.	Significant Accounting Policies(continued)

New Accounting Pronouncements

In March 2008, accounting standards regarding disclosures about derivative instruments and hedging activity standards were issued and are effective for fiscal years beginning after November 15, 2008.  These standards are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management has determined that these standards do not have any impact on the Fund’s financial statement disclosures because neither the Fund nor the Master Fund has maintained any positions in derivative instruments or directly engaged in hedging activities.

In May 2009, the FASB issued subsequent event standards.  The TEI Fund adopted these standards which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, these standards require an entity to disclose the date through which subsequent events have been evaluated.  The TEI Fund has evaluated subsequent events through November 30, 2009, the date that the financial statements were available to be issued.

In June 2009, the accounting standards codification and the hierarchy of generally accepted accounting principles standards were issued and is effective for interim and annual reporting periods ending after September 15, 2009.  These standards are intended to establish the FASB Codification as the source of authoritative accounting principles recognized by the FASB to be applied to nongovernmental entities in preparation of financial statements in conformity with GAAP.

3.	Commitments and Other Related Party Transactions

The Manager has contractually agreed to waive and/or reimburse the expenses of the TEI Fund and the Master Fund, to the extent needed to limit their combined annual operating expenses to 2.25% of net assets.  To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed.  The TEI Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed.  For the six months ended September 30, 2009, the Manager recouped $10,218 of fees and expenses.

11

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements (Unaudited)

3.	Commitments and Other Related Party Transactions(continued)

At September 30, 2009, the Manager may recapture up to $123,703 from the Fund through March 2011.  No accrual has been made for such contingent liability because of the uncertainty of the reimbursement from the TEI Fund.

4.	Investor Servicing Fees

The TEI Fund will pay a fee to RIM Securities, LLC, an affiliate of the Manager, as Distributor to reimburse it for payments made to broker-dealers and certain financial advisers (“Investor Service Providers”) that have agreed to provide ongoing investor services to investors in the TEI Fund that are their customers.  This fee will be paid quarterly and will be in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.25% (on an annualized basis) of the aggregate value of outstanding interests held by investors that receive services from the Investment Service Provider, determined as of the last day of the calendar month (before any repurchase of member interests); or (ii) the Distributor’s actual payments to the Investment Service Provider.

5.	Concentration, Liquidity and Off-Balance Sheet Risks

The Master Fund invests primarily in Investment Funds that are illiquid securities and not registered under the 1940 Act.  Such Investment Funds invest in actively traded securities, illiquid securities, derivatives and other financial instruments using several investment strategies and investment techniques, including leverage, which may involve significant risks. The Master Fund's concentration and liquidity risks are discussed in the notes to the Master Fund's financial statements which are attached elsewhere in this report and are an integral part of these financial statements.

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial derivatives and instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements which are attached elsewhere in this report and are an integral part of these financial statements.

6.	Investment Transactions

For the six months ended September 30, 2009, the TEI Fund's assets were invested in the Master Fund and the TEI Fund made aggregate purchases of $910,047 and aggregate sales of $834,338 in the Master Fund.

12

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Notes to Consolidated Financial Statements (Unaudited)

7.	Tender Offer

The TEI Fund offered to purchase up to $3,500,000 of Units or portions thereof properly tendered by Members at a price equal to the net asset value of Units as of September 30, 2009.  The offer terminated at 5:00 p.m., Eastern Time, on September 22, 2009.  Pursuant to the offer, Units with a net asset value of $671,015 as determined as of the valuation date were tendered and accepted by the TEI Fund.

13

Rochdale Core Alternative Strategies Fund TEI LLC and Subsidiary

Financial Highlights
			Period from
			July 1, 2007
			(Commencement of
			Operations)
	Six Months Ended	Year Ended	through
	September 30, 2009(1)	March 31, 2009	March 31, 2008
Total Return before incentive fee	6.78%	(11.68%)	(5.11%)
Incentive fee	(0.01%)	0.00%	0.00%
Total Return after incentive fee	6.77%	(11.68%)	(5.11%)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period (000's)	$34,918	$32,633	$30,573
Portfolio Turnover	7.98%	19.34%	1.39%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Net investment loss, before waivers/reimbursements or recoupment	(2.19%)	(2.10%)	(2.36%)
Net investment loss, after waivers/reimbursements or recoupment	(2.25%)	(2.13%)	(1.80%)

RATIO OF EXPENSES TO AVERAGE NET ASSETS, BEFORE
INCENTIVE FEE

Operating expenses, before waivers/reimbursements or recoupment	2.19%	2.22%	2.81%
Operating expenses, after waivers/reimbursements or recoupment	2.25%	2.25%	2.25%

RATIO OF EXPENSES TO AVERAGE NET ASSETS, NET OF WAIVERS
AND REIMBURSEMENTS AFTER INCENTIVE FEE

Operating expenses, after waivers/reimbursements or recoupment	2.25%	2.25%	2.25%
Incentive fee	0.03%	0.00%	0.00%
Total Operating expenses, after waivers/reimbursements
or recoupment, after incentive fee	2.28%	2.25%	2.25%

(1)	Unaudited.

Total return is calculated for all members taken as a whole and an individual member's return may vary from these TEI Fund returns based on the timing of capital transactions.  The total return for periods less than one year are not annualized.

Portfolio turnover represents the Master Fund's portfolio turnover for the periods above.  The ratios of net investment loss to average net assets and ratios of expenses to average net assets are annualized for periods of less than one year. The ratios of expenses to average net assets do not include expenses of the Investment Funds in which the Master Fund invests.

The expense ratios are calculated for all members taken as a whole.  The computation of such ratios  based on the amount of expenses assessed to an individual member's capital may vary from these ratios based on the timing of capital transactions.

14

Rochdale Core Alternative Strategies
Master Fund LLC

Financial Statements

September 30, 2009

Rochdale Core Alternative Strategies
Master Fund LLC

Financial Statements

September 30, 2009

Rochdale Core Alternative Strategies Master Fund LLC

Statement of Assets, Liabilities and Members' Capital

September 30, 2009 (Unaudited)

ASSETS
Investments, at fair value (cost $44,685,005)	$44,164,163
Cash and cash equivalents	12,612,477
Receivable for fund investments sold	117,772
Prepaid expenses	2,593

Total Assets	56,897,005

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Management fees payable	110,794
Contributions received in advance	2,806,189
Accrued professional fees payable	44,715
Accrued expenses and other liabilities	38,351

Total Liabilities	3,000,049

Total Members' Capital	$53,896,956

See notes to financial statments

Rochdale Core Alternative Strategies Master Fund LLC

Statement of Operations

Six Months Ended September 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest income	$7,658

EXPENSES
Management fees	324,266
Professional fees	45,190
Administration fees	52,111
Directors' fees	8,334
Custody fees	3,150
Other expenses	5,672

Total Expenses	438,723

Net Investment Loss	(431,065)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized loss from investment transactions	(1,037,748)

Net change in unrealized appreciation/depreciation of investments	5,027,865

Net Realized and Unrealized Gain from Investments	3,990,117

Net Increase in Members' Capital Resulting from Operations	$3,559,052

See notes to financial statments

Rochdale Core Alternative Strategies Master Fund LLC

Statements of Changes in Members' Capital

	Six Months Ended September 30, 2009(1)	Year Ended March 31, 2009
FROM OPERATIONS
Net investment loss	$(431,065)	$(806,950)
Net realized loss on investments	(1,037,748)	(1,469,526)
Net change in unrealized appreciation/depreciation on investments	5,027,865	(4,010,544)

Net Increase (Decrease) in Members' Capital Resulting From Operations	3,559,052	(6,287,020)

INCREASE (DECREASE) FROM TRANSACTIONS IN MEMBERS' CAPITAL
Proceeds from sales of members' interests	1,271,607	7,697,792
Payments for purchases of members' interests	(1,292,437)	-
Net Proceeds of (Payments for) of Members' Interests	(20,830)	7,697,792

Total Increase in Members' Capital	3,538,222	1,410,772

MEMBERS' CAPITAL
Beginning of period	50,358,734	48,947,962

End of period	$53,896,956	$50,358,734

(1) Unaudited

See notes to financial statments

Rochdale Core Alternative Strategies Master Fund LLC

Statement of Cash Flows

Six Months Ended September 30, 2009 (Unaudited)

CASH FLOW FROM OPERATING ACTIVITIES
Net increase in members' capital resulting from operations	$3,559,052
Adjustments to reconcile net increase in members' capital
resulting from operations to net cash from operating activities
Purchases of investments	(3,403,962)
Sales of investments	3,989,970
Net change in unrealized appreciation/depreciation on investments	(5,027,865)
Net realized loss from investments	1,037,748
Change in Operating Assets and Liabilities
Prepaid expenses	(2,593)
Interest receivable	3,276
Receivable for fund investments sold	507,312
Management fees payable	5,813
Contributions received in advance	2,726,189
Professional fees payable	(8,443)
Accrued expense and other liabilities	2,927

Net Cash from Operating Activities	3,389,424

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions	1,271,607
Capital withdrawals	(1,292,437)
Net Cash Flows	(20,830)

Net Change in Cash and Cash Equivalents	3,368,594

CASH AND CASH EQUIVALENTS
Beginning of period	9,243,883

End of period	$12,612,477

See notes to financial statments

Rochdale Core Alternative Strategies Master Fund LLC

Schedule of Investments

September 30, 2009 (Unaudited)

	Percentage of			Redemptions
Long-Term Investment Funds1:	Members' Capital	Cost	Fair Value	Permitted

Controlled Risk/Relative Value:

Blackthorn Partners, LP	4.54%	$2,000,000	$2,444,482	Quarterly
FrontPoint Utility and Energy Fund, LP	2.52	1,500,000	1,358,425	Quarterly
Ionic Capital LLC	4.05	2,000,000	2,180,150	Quarterly
Loomis Sayles Consumer Discretionary Hedge Fund, LP	2.31	1,350,000	1,247,687	Monthly
Polygon Global Opportunities Fund LP	1.39	1,898,013	751,593	*
Stark Investments Limited Partnership	2.06	1,275,000	1,112,160	Quarterly
Stark Select Asset Fund LLC2	0.69	348,510	370,173	**
SuttonBrook Capital Partners LP	4.05	2,450,000	2,184,851	Quarterly
	21.61	12,821,523	11,649,521

Equity (Long/Short):

AlphaGen RhoCas Fund Ltd.	3.81	1,750,000	2,051,221	Monthly
Clovis Capital Partners Institutional, LP	3.72	2,075,000	2,006,185	Quarterly
FrontPoint Offshore Asia Pacific Fund, Ltd.	1.90	1,000,000	1,022,322	Quarterly
Galleon Diversified Fund, Ltd.	4.10	2,075,000	2,211,812	Quarterly
Horseman Global Fund, Ltd	1.71	1,000,000	920,598	Monthly
Hunter Global Investors Fund I, LP	4.01	2,075,000	2,158,479	Quarterly
Loch Capital Fund I LP	3.19	1,610,000	1,718,427	Quarterly
Seligman Health Spectrum Plus Fund LLC	3.58	1,750,000	1,930,852	Monthly
SLS Investors, LP	1.74	912,500	937,313	Semi-Annual
SLS Investors, LP Illiquid SPV3	0.00	16,027	2,304	**
	27.76	14,263,527	14,959,513

Event Driven:

Bennelong Asia Pacific Multi Strategy Equity Fund, LP	2.32	1,400,000	1,248,232	Monthly
Brencourt Multi Strategy, LP	0.22	119,428	117,871	**
Brigade Leveraged Capital Structures Fund LP	4.88	2,300,000	2,628,931	Quarterly
Castlerigg Partners LP	2.77	2,225,000	1,494,253	*
GoldenTree High Yield Partners, LP	3.77	2,150,000	2,031,843	Quarterly
King Street Capital, LP	5.66	2,475,000	3,058,217	Quarterly
Satellite Fund II, LP	1.57	1,517,623	843,584	*
	21.19	12,187,051	11,422,931

See notes to financial statments

Rochdale Core Alternative Strategies Master Fund LLC

Schedule of Investments

September 30, 2009 (Unaudited)

	Percentage of			Redemptions
Long-Term Investment Funds1:	Members' Capital	Cost	Fair Value	Permitted
Macro:

Blenheim Commodity Fund, Ltd.	1.98	1,000,000	1,066,484	Monthly
Boronia Diversified Fund (U.S.) LP	1.47	750,000	791,108	Monthly
Camcap Resources LP	1.03	750,000	557,451	Quarterly
Caxton Global Investments (USA) LLC	0.11	52,904	60,641	**
Dynamic Domestic Fund, LP	1.83	750,000	983,640	Monthly
Robeco Transtrend Diversified Fund LLC	2.06	1,000,000	1,111,440	Monthly
Sunrise Commodities Fund LP	2.90	1,110,000	1,561,434	Monthly
	11.38	5,412,904	6,132,198

Short-Term Investment:

Money Market Fund:
First American Prime Obligations Fund - Class Y	23.40	12,612,027	12,612,027

Total Investments	105.34%	$57,297,032	$56,776,190

1 All investments are non-income producing.
2 This Fund is a side pocket of Stark Investments Limited Partnership.
3 This Fund is a side pocket of SLS Investors, LP.

* Redemption restrictions exist for Investment Funds whereby the Investment Managers may suspend redemption either in their sole discretion or other factors.  Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.  Redemptions are currently suspended for Polygon Global Opportunities Fund LP, Castlerigg Partners LP, and Satellite Fund II L.P., as the funds are in process of being liquidated or restructured.

** Special Investments have been established for SLS Investors LP, Caxton Global Investments (USA) LLC, Brencourt Multi Strategy LP, and Stark Investments Limited Partnership.  These investments are long-term, illiquid and gains or losses associated with them flow through to the investors on an as realized basis.

See notes to financial statments

Rochdale Core Alternative Strategies Master Fund LLC

Schedule of Investments (continued)

Six Months Ended September 30, 2009 (Unaudited)

Strategy Allocation Breakdown
(as a % of total investments)

See notes to financial statments

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements (Unaudited)

1.	Organization

Rochdale Core Alternative Strategies Master Fund LLC (the "Master Fund") is a closed-end, non-diversified management Investment Company that was organized as a limited liability company under the laws of the State of Delaware on September 11, 2006 and serves as a master fund in a master feeder structure. Interests in the Master Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Master Fund may be made only by U.S. and foreign investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code of 1986, as amended, or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. The Master Fund is a registered investment company under the Investment Company Act of 1940.

Rochdale Investment Management LLC (the “Manager”, "Adviser" or “Rochdale”) is the investment adviser to the Master Fund. The Manager delegates sub-investment advisory responsibilities to AIG Global Investment Corp. (the “Sub-Adviser”) with respect to the Master Fund.

The Master Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds (“Hedge Funds" or "Investment Funds”), that pursue a variety of “absolute return” investment strategies. “Absolute return” refers to a broad class of investment strategies that attempt to consistently generate positive returns regardless of market conditions.

The Fund’s investment objective is to seek long-term growth of principal across varying market conditions with low volatility. “Low volatility” in this objective means the past monthly net asset value fluctuations of the Fund’s net asset value that is no greater than the rolling 10-year annualized standard deviation of the monthly ups and downs of the higher of: (1) the return of the Lehman Brothers Aggregate Bond Index plus 3% or (2) half of the return of the Standard & Poor’s 500-stock Index.  Fund investments generally fall within the following broadly defined investment fund strategies: equity, event driven, macro and controlled risk/relative value.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Master Fund.

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements (Unaudited)

2.	Significant Accounting Policies (continued)

Fair Value

The Fund adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards had no material impact on the Fund’s financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

The fair value hierarchy prioritizes the inputs used in valuation techniques and creates the following three broad levels, with Level 1 being the highest priority:

Level 1 Inputs
Level 1 inputs are exchange traded or quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. These standards require entities to measure fair value using exchange traded or quoted market prices whenever available, unless the active market is not readily available to the entity (for example the entity holds a large block), in which case a Level 2 or Level 3 valuation methodology may be appropriate.

Level 2 Inputs
Level 2 inputs are inputs other than exchange traded or quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly with fair value being determined through the use of models or other valuation methodologies.

Level 3 Inputs
Level 3 inputs are unobservable inputs for the asset or liability and are used to the extent that observable inputs do not exist. Level 3 inputs require significant management judgment and estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements (Unaudited)

2.	Significant Accounting Policies (continued)

Portfolio Valuation

The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The net asset value of the Master Fund equals the value of the Master Fund's assets less the Master Fund's liabilities, including accrued fees and expenses. The Master Fund's investments are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments at fair value.

In accordance with these procedures, the fair value of investments, as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund's valuation policies and reported at the time of the Master Fund's valuation.

As a general matter, the fair value of the Master Fund's interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund's ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis, or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund's interests in the Investment Fund, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements (Unaudited)

2.	Significant Accounting Policies (continued)

Portfolio Valuation (continued)

In March 2008, accounting standards regarding disclosures about derivative instruments and hedging activity standards were issued and are effective for fiscal years beginning after November 15, 2008.  These standards are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management has determined that these standards do not have any impact on the Fund’s financial statement disclosures because the Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Income Recognition and Security Transactions

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.  Investments are recorded on the effective date of the subscription in the Investment Fund.

Fund Expenses

The expenses of the Master Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; costs of computing the Master Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

Income Taxes

The Fund tax year end is December 31.  The Master Fund is treated as a partnership for Federal income tax purposes.  Each member is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements (Unaudited)

2.	Significant Accounting Policies (continued)

Effective September 30, 2007, the Master Fund adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Master Fund’s accounting policy is to provide for liabilities due to uncertain tax positions when such liability is both probable and subject to reasonable estimation.  Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect its liquidity or future cash flows.  As of September 30, 2009, the Master Fund’s tax years since inception remain open and subject to examination by relevant taxing authorities.

New Accounting Policies

In May 2009, the FASB issued subsequent event standards.  The Master Fund adopted these standards which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, and entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, these standards require an entity to disclose the date through which subsequent events have been evaluated.  The Master Fund has evaluated subsequent events through November 30, 2009, the date that the financial statements were available to be issued.

In June 2009, the accounting standards codification and the hierarchy of generally accepted accounting principles standards were issued and is effective for interim and annual reporting periods ending after September 15, 2009.  These standards are intended to establish the FASB Codification as the source of authoritative accounting principles recognized by the FASB to be applied to nongovernmental entities in preparation of financial statements in conformity with GAAP.

Capital Accounts

The initial seeding of the Master Fund occurred on January 30, 2007.  The financial statements presented "Net Asset Value per Unit" amounts to reflect the seed money contributed.  At July 1, 2007, the Commencement of Operations, the Master Fund revised the presentation to show only the total balances of membership interests for all members ("Members' Interests").  Net profits or net losses of the Master Fund for each month are

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements (Unaudited)

2.	Significant Accounting Policies (continued)

Capital Accounts (continued)

allocated to the capital accounts of members as of the last day of each month in accordance with members' respective investment percentages of the Master Fund.  Net profits or net losses are measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Master Fund, other than in accordance with the members' respective investment percentages.

Prior to the end of each quarter and year end, the Master Fund receives member contributions with an effective subscription date of the first day of the following month. The Master Fund, in turn, makes contributions to certain Investment Funds, which have effective subscription dates of first day of the following month.  These amounts are reported as "Contributions received in advance" and "Investments made in advance", respectively.

3.	Fair Value Disclosures

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.  Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of ninety days or less at time of purchase to be cash equivalents.

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements (Unaudited)

3.	Fair Value Disclosures(continued)

Investments in Partnerships

As of September 30, 2009 all long-term investments held were Level 3 inputs as per the fair valuation accounting standards.  The short-term investment held was a level 1 input as of September 30, 2009.  The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3) during the six months ended September 30, 2009:

Alternative Investments

Balance, beginning of year	$40,760,054

Realized gain (loss)	(1,495,494)
Change in unrealized appreciation (depreciation)	5,485,611
Net Sales	(586,008)

Balance, end of year	$44,164,163

The credit and liquidity crisis in the United States has resulted in substantial volatility in the global financial markets.  Consequently, the value of the Fund’s individual investments have and will fluctuate in response to changing market conditions.  The amount of losses, if any that will be recognized in subsequent periods, cannot be determined.

4.	Commitments and Other Related Party Transactions

Management and Incentive Fees

Under the supervision of the Master Fund’s Board and pursuant to an investment management agreement (“Investment Management Agreement”), Rochdale Investment Management LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, serves as the Manager for the Master Fund.  The Manager is authorized, subject to the approval of the Master Fund’s Board, to retain one or more other organizations, including its affiliates, to provide any or all of the services required to be provided by the Manager to the Master Fund or to assist in providing these services.

The Manager entered into a sub-investment management agreement with AIG Global Investment Corp. (the “Sub-Adviser”).  The Sub-Adviser has investment discretion to

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements (Unaudited)

4.	Commitments and Other Related Party Transactions (continued)

Management and Incentive Fees (continued)

manage the assets of the Master Fund and is responsible for identifying prospective Hedge Funds, performing due diligence and review of those Hedge Funds and their Hedge Fund Managers, selecting Hedge Funds, allocating and reallocating the Master Fund’s assets among Hedge Funds, and providing risk management services, subject to the general supervision of the Manager.

The investment management fee is shared by the Manager and the Sub-Adviser. The Master Fund will pay the Manager an investment management fee at an annual rate equal to 1.25% of the Master Fund’s month-end net assets, including assets attributable to the Manager (or its affiliates) and before giving effect to any repurchases by the Master Fund of member interests. The investment management fee is accrued monthly. The investment management fee will be paid to the Manager out of the Master Fund’s assets. The Manager will pay a fee to the Sub-Adviser at a rate equal to 60% of the amount of the fee earned by the Manager pursuant to the Investment Management Agreement.

The Sub-Adviser is entitled to receive a performance-based incentive fee equal to 10% of the net profits(taking into account net realized and unrealized gains or losses and net investment income or loss), if any, in excess of the non-cumulative “Preferred Return,” subject to reduction of that excess for prior losses that have not been previously offset against net profits (the “Incentive Fee”). The Incentive Fee will be accrued monthly and is generally payable annually. The Preferred Return is an annual return equal to the 3-year Treasury constant maturity rate as reported by the Board of Governors of the Federal Reserve System as of the last business day of the prior calendar year plus 2%.

Expense Reimbursement

The Manager has contractually agreed to waive and/or reimburse the Master Fund’s expenses to the extent needed to limit the Master Fund’s annual operating expenses combined with the annual operating expenses of Rochdale Core Alternative Strategies Fund LLC or Rochdale Core Alternative Strategies Fund TEI LLC (the “Feeder Funds”) to 2.25% of net assets for each feeder fund.  To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. A Feeder Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed.

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements (Unaudited)

5.	Concentration, Liquidity and Off-Balance Sheet Risk

The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity, as described below.

Redemption restrictions exist for Investment Funds whereby the Investment Managers may suspend redemption either in their sole discretion or other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.  Redemptions are currently restricted for certain Investment Funds, as noted in the Schedule of Investments.

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

6.	Investment Transactions

For the six months ended September 30, 2009, the aggregate purchases (excluding short-term securities) were $3,403,962 and sales of investments were $3,989,970.

7.	Subsequent Events

On November 10, 2009, the Board approved terminating the Sub-Investment Advisory Agreement between Rochdale Investment Management and AIG Global Investment Corp. due to the sale by American International Group, Inc. of a portion of its investment advisory and asset management business to Bridge Partners, L.P., a Cayman Islands exempted limited partnership formed by Pacific Century Group.  An interim Sub-Investment Advisory Agreement was approved with Bridge Partners, L.P. at this meeting.  The approval of Bridge Partners, L.P. as the Master Fund’s sub-advisor is contingent upon the approval of an investor proxy vote expected to occur in the near future.

Rochdale Core Alternative Strategies Master Fund LLC

Financial Highlights
			Period from
			July 1, 2007
			(Commencement of
			Operations)
	Six Months Ended	Year Ended	through
	September 30, 2009(1)	March 31, 2009	March 31, 2008
TOTAL RETURN - NET	7.07%	(11.14%)	(5.01%)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period (000's)	$53,897	$50,359	$48,948
Portfolio Turnover	7.98%	19.34%	1.39%

Ratio of Net Investment Loss to Average Net Assets	(1.66%)	(1.55%)	(1.57%)

Ratio of Expenses to Average Nets Assets	1.69%	1.67%	1.86%

(1)	Unaudited.

Total return is calculated for all members taken as a whole and an individual member's return may vary from these Fund returns based on the timing of capital transactions.  The total return for periods less than one year are not annualized.

Portfolio turnover represents the Master Fund's portfolio turnover for the periods shown above.  The ratios of net investment loss to average net assets and ratios of expenses to average net assets are annualized for periods of less than one year.  The ratios of expenses to average net assets do  not include expenses of the Investment Funds in which the Master Fund invests.

The expense ratios are calculated for all members taken as a whole.  The computation of such ratios based on the amount of expenses assessed to an individual member's capital may vary from these ratios based on the timing of capital transactions.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-245-9888; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The following table provides information as of September 30, 2009:

Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
Carl Acebes	Chairman and Director	Dec ’06 – Present	Founder and Chief Investment Officer of Rochdale Investment Management LLC. Founder of Rochdale Securities Corporation and the Rochdale Corporation.	Heads the team of investment professionals and is intricately involved in the firms day to day investment management and research work.

Garrett R. D’Alessandro	President and Secretary	Dec ’06 – Present	President, CEO and Director of Research of Rochdale Investment Management LLC.	Directs portfolio management strategies and investment research efforts and determines companies that satisfy the firm’s criteria for inclusion in client portfolios.

The following individuals at the Sub-Adviser have primary responsibility for managing the Fund.

Robert Discolo, CFA, is a Managing Director, Alternative Investments and Head of the Hedge Fund Strategies Group.  Mr. Discolo joined AIGGIC in 1999.  Mr. Discolo, who is also a member of AIGGIC’s Hedge Fund Investment Selection and Asset and Strategy Allocation Committees, has over 20 years experience with major financial institutions in various capacities relating to investment products, primarily hedge and private equity funds.  Previously, he held positions at PaineWebber Inc., Bank Julius Baer, and Merrill Lynch & Co., where his responsibilities included creating portfolios of hedge funds for private and institutional clients, development of hedge fund and private equity products, oversight of business structure and development for hedge funds and hedge fund of funds, and managing the evaluation and selection process of hedge funds for both discretionary and advisory clients.  Mr. Discolo was also President of the European Warrant Fund (a NYSE listed closed-end fund) and Julius Baer International Equity Fund.  Mr. Discolo received a BS in accounting from St. John's University and an MBA from the Lubin School of Business at Pace University.  He holds Series 7 and Series 24 licenses and he is a CFA and CAIA charterholder.  Mr. Discolo is also a CPA and a member of the AICPA, CFA Institute, CAIA Institute, GARP, and NY State Society of Security Analysts.

Eileen Casey, CFA, CPA, is a Managing Director and Head of Hedge Fund Research, Hedge Fund Strategies Group.  Ms. Casey joined AIGGIC in 1998, bringing with her over eight years of experience in accounting and investment management.  She is responsible for coordinating portfolio manager research for the Hedge Fund Strategies Group, monitoring existing investments and making recommendations for investments to the Investment Selection Committee for portfolio construction.  Ms. Casey is also involved in all aspects of the investment process including sourcing new managers, manager due diligence, risk management and portfolio construction.  Previously, Ms. Casey was at Fischer, Francis, Trees & Watts, Inc. as the manager of their Client Services Group.  Prior to that, she was with Neuberger & Berman and Arthur Andersen & Co.  Ms. Casey is a CFA charterholder and also a CPA.  She received a BS in Accounting and Finance from Fairfield University.

Vinti Khanna is a Managing Director, Hedge Fund Strategies Group.  Ms. Khanna joined AIGGIC in 2002.  She is the Assistant Director of Hedge Fund Research, with asset management experience since 1997.  She is responsible for manager research, portfolio monitoring and structuring, and making investment recommendations to the Investment Selection Committee.  Before joining AIGGIC, she was an Associate at Goldman Sachs Princeton, The Hedge Fund Strategies Group, from 1999 to 2002.  Her responsibilities included conducting analysis on multi-manager hedge fund portfolios, analyzing and evaluating hedge fund managers using diverse strategies in alternative investments, and recommending new managers for funding.  From 1997 to 1999, she was in the Emerging Markets Equities Group at Goldman Sachs Asset Management with a focus on Latin America.  Ms. Khanna received a BA from the University Of Delhi, India and an MBA from SDA Bocconi in Milan, Italy.  Ms. Khanna holds Series 7 and Series 63 licenses.

Holdings
None of the AIGGIC portfolio managers listed above own shares of the Fund.

Name	Number of Registered Investment Companies Managed and Total Assets for Such Accounts (Including The Trust)	Beneficial Ownership of Equity Securities In Trust	Number of Other Pooled Investment Vehicles Managed and Total Assets for Such Accounts	Number of Other Accounts Managed and Total Assets For Such Accounts
Carl Acebes	7, $359 million	$0	9, $412 million	92, $39 million
Garrett R. D’Alessandro	7, $359 million	$0	9, $412 million	185, $269 million

Other Accounts Managed by the Portfolio Managers of the Sub-Adviser for the Master Fund.

The following table indicates the type (Registered Investment Company (“RIC”), Other Pooled Investments (“OPI”), and Other Accounts (“OA”)), number of accounts, and total assets of the accounts for which each Portfolio Manager of the Sub-Adviser had day-to-day responsibilities as of September 30, 2009. Please note that the Registered Investment Companies and twenty-seven Other Pooled Investments accounts are subject to performance-based fees (*).

		No. of Accounts	Market Value
Robert Discolo	RIC	2	$63,711,634
	performance fee*	2	$63,711,634
	OPI*	29	$2,133,130,985
	performance fee*	27	$2,080,493,611
	OA	6	$2,115,558,302
Eileen Casey	RIC	2	$63,711,634
	performance fee*	2	$63,711,634
	OPI*	29	$2,133,130,985
	performance fee*	27	$2,080,493,611
	OA	6	$2,115,558,302
Vinti Khanna	RIC	2	$63,711,634
	performance fee*	2	$63,711,634
	OPI*	29	$2,133,130,985
	performance fee*	27	$2,080,493,611
	OA	6	$2,115,558,302

Mr. Acebes receives an annual salary established by the Manager. Salary levels are based on the overall performance of the Manager and not on the investment performance of any particular Portfolio or account. Like the Manager’s other employees, Mr. Acebes is eligible for a bonus annually. Such bonuses are also based on the performance of the Manager as a whole and not on the investment performance of any particular Portfolio or account. Additionally, Mr. Acebes owns a substantial portion of the Manager and, accordingly, benefits from any profits earned by the Manager.

Mr. D’Alessandro receives an annual salary established by the Manager. Salary levels are based on the overall performance of the Manager and not on the investment performance of any particular Portfolio or account. Like the Manager’s other employees, Mr. D’Alessandro is eligible for a bonus annually. Such bonuses are also based on the performance of the Manager as a whole and not on the investment performance of any particular Portfolio or account. Additionally, Mr. D’Alessandro owns a substantial portion of the Manager and, accordingly, benefits from any profits earned by the Manager.

Sub-Adviser Compensation Disclosure

Compensation for AIGGIG portfolio managers has both a salary and a bonus component. The salary component is a fixed base salary, which is generally based upon several factors, including experience and market levels of salary for such position. The bonus component is based both on a portfolio manager’s individual performance and the organizational performance of AIGGIC. The bonus component is generally calculated as follows: (1) 60% is linked to the management of a portfolio manager’s funds; (2) 20% is based on AIGGIC’s profitability; and (3) 20% is determined on a discretionary basis (including individual qualitative goals). For the 60% component, the measures for a portfolio manager may vary according to the day-to-day responsibilities of a particular portfolio manager. The measures comprise any combination of (a) total return measures, (b) benchmark measures and (c) peer group measures.

Conflicts of Interest Disclosure

AIG Global Investment Corp. (“AIGGIC”) aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations.  In that regard, AIGGIC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which AIGGIC believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients).  AIGGIC also monitors a variety of areas, including compliance with guidelines of the Fund and other accounts it manages and compliance with AIGGIC’s Code of Ethics.  Furthermore, AIGGIC’s management periodically reviews the performance of a portfolio manager.  Although AIGGIC does not track the time a portfolio manager spends on a single portfolio, AIGGIC does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager’s accounts.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required  by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during the period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Core Alternative Strategies Fund TEI LLC

By (Signature and Title)  /s/ Garrett R. D’Alessandro
                                                                  Garrett R. D’Alessandro, President

Date     12/09/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                                   Garrett R. D’Alessandro, President

Date  12/09/2009

By (Signature and Title)   /s/ Edmund Towers
                                                                   Edmund Towers, Treasurer

Date  12/09/2009